OTHER NON-CURRENT ASSETS (Tables)	6 Months Ended
Mar. 31, 2026
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
SCHEDULE OF OTHER NON CURRENT ASSETS
	March 31, 2026	September 30, 2025
	(Unaudited)	(Audited)
Security deposit	$4,080	$4,077